Condensed consolidated statement of changes in equity - GBP (£) £ in Millions		Called-up share capital	Paid-in equity	Share premium account	Merger reserve	FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Capital redemption reserve	Retained earnings	Own shares held	Shareholders' equity	Non-controlling interests	Ordinary shareholders	Preference shareholders	Total
Balance at Dec. 31, 2019		£ 12,094	£ 4,058	£ 1,094	£ 10,881	£ 138	£ 35	£ 1,343		£ 13,946	£ (42)		£ 9
Ordinary shares issued		31		16
Redemption/reclassification of paid-in equity (2)	[1]		(1,277)							(355)
Securities issued during the period (3)	[2]		1,220
Profit/(loss) attributable to ordinary shareholders and other equity owners										(497)
Equity preference dividends paid										(16)
Paid-in equity dividends paid										(192)
Realised losses in period on FVOCI equity shares										(1)
Unrealised losses						(123)
Realised gains						(107)
Tax						12
Amount recognized in equity							445
Amount transferred from equity to earnings							(28)
Tax							(111)
Retranslation of net assets								527
Foreign currency gains/(losses) on hedges of net assets								(63)
Tax								(95)
Recycled to profit or loss on disposal of businesses (4)	[3]							97
Remeasurement of the retirement benefit schemes-gross	[4]									68
Remeasurement of the retirement benefit schemes, tax	[4]									23
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss, gross										83						£ 83
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss, tax										(8)
Shares issued under employee share schemes										(11)	95
Share based payments										(100)
Own shares acquired	[5]										(77)
Currency translation adjustments and other movements													14
Profit/(loss) attributable to non-controlling interests													(65)
Balance at Jun. 30, 2020		12,125	4,001	1,110	10,881	(80)	341	1,809		12,940	(24)	£ 43,103	(42)	£ 38,608	£ 494	43,061
Balance at Dec. 31, 2020		12,129	4,999	1,111	10,881	360	229	1,608		12,567	(24)		(36)			43,824
Ordinary shares issued		38		50
Securities issued during the period (3)	[2]		937
Profit/(loss) attributable to ordinary shareholders and other equity owners										2,029
Equity preference dividends paid										(9)
Paid-in equity dividends paid										(178)
Ordinary dividends paid										(347)
Redemption of preference shares									£ 24	(24)
Realised losses in period on FVOCI equity shares										(1)
Unrealised losses						(113)
Realised gains						(23)
Tax						15
Amount recognized in equity							(323)
Amount transferred from equity to earnings							(42)
Tax							59
Retranslation of net assets								(336)
Foreign currency gains/(losses) on hedges of net assets								43
Tax								(11)
Remeasurement of the retirement benefit schemes-gross	[4]									(734)
Remeasurement of the retirement benefit schemes, tax	[4]									182
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss, gross										(25)						(25)
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss, tax										2
Shares issued under employee share schemes											17
Share based payments										(82)
Own shares acquired	[5]									(748)	(384)
Currency translation adjustments and other movements													5
Profit/(loss) attributable to non-controlling interests													41
Share cancellation	[5]	(391)							390
Balance at Jun. 30, 2021		£ 11,776	£ 5,936	£ 1,161	£ 10,881	£ 239	£ (77)	£ 1,304	£ 414	£ 12,632	£ (391)	£ 43,875	£ 10	£ 37,445	£ 494	£ 43,885

[1]	In June 2020, paid-in equity reclassified to liabilities as the result of a call of US$2 billion AT1 notes.
[2]	AT1 capital notes totalling US$750 million less fees were issued in June 2021 (£400 million less fees were issued in March 2021). In June 2020, AT1 capital notes totalling US$1.5 billion less fees were issued.
[3]	In 2020, the completion of the Alawwal bank merger resulted in the derecognition of the associate investment in Alawwal bank and recognition of a new investment in SABB held at fair value through other comprehensive income (FVOCI).
[4]	Following the a purchase of ordinary shares from UKGI in March 2021 which triggered NatWest Group contributed £500 million to its main pension scheme in line with the memorandum of understanding announced on 17 April 2018. After tax relief, this contribution reduced total equity by £365 million.There was also a pre tax loss of £176 million (€205 million) in relation to the interim re-measurement of the Ulster Bank Pension Scheme (Republic of Ireland), as a result of significant movements in underlying actuarial assumptions (June 2020: net gain of £90 million (€101 million)). In line with our policy, the present value of defined benefit obligations and the fair value of plan assets at the end of the interim reporting period, are assessed to identity significant market fluctuations and one-off events since the end of the prior financial year.
[5]	In March 2021, there was an agreement with HM Treasury to buy 591 million ordinary shares in the Company from UK Government Investments Ltd (UKGI), at 190.5p per share for the total consideration of £1.13 billion. NatWest Group cancelled 391 million of the purchased ordinary shares, amounting to £744 million excluding fees, and held the remaining 200 million in own shares held, amounting to £381 million excluding fees. The nominal value of the share cancellation has been transferred to the capital redemption reserve.